Goodwill and Other Intangible Assets (Details 1) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Sep. 30, 2016
Balance			$ 1,128,517
2015 impairment		$ (1,100,000)	0
Fresh start accounting				$ 2,079,284
Balance	$ 0	0	0
Predecessor [Member]
Balance			1,128,517
2015 impairment	$ (1,100,000)	$ (1,100,000)	(1,128,517)
Balance			$ 0